Equity accounted investments - Keliber - Narrative (Details) - Keliber - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Sep. 16, 2021	Mar. 17, 2021	Feb. 23, 2021
EQUITY-ACCOUNTED INVESTMENTS
Equity investment		€ 15		€ 30
Proportion of ownership interest in associate	26.60%
First tranche
EQUITY-ACCOUNTED INVESTMENTS
Equity investment			€ 15
Second tranche
EQUITY-ACCOUNTED INVESTMENTS
Equity investment		€ 10